Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Loss (thousands)[7]	Stock Price[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,263,038	$7,562,818	$2,409,975	$2,362,737	$433	$119	$(97,217)	$22.51
2022	$1,114,998	$361,355	$1,240,460	$874,752	$568	$114	$(76,246)	$29.54
2021	$1,741,120	$8,938,255	$671,837	$2,636,522	$840	$126	$(32,385)	$43.70
2020	$936,120	$1,282,944	$298,466	$444,819	$131	$126	$(6,334)	$6.82

[1] Summary Compensation Table Total for PEO: The dollar amounts reported in column (b) are the amounts of total compensation reported for our Mr. Barbier, our President & Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table.

[2] Compensation Actually Paid to PEO: The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Barbier, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Barbier during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barbier’s total compensation to determine the compensation actually paid:

PEO Total Compensation Amount	$ 6,263,038	$ 1,114,998	$ 1,741,120	$ 936,120
PEO Actually Paid Compensation Amount	$ 7,562,818	361,355	8,938,255	1,282,944
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$6,263,038	$(5,065,650)	$6,365,430	$7,562,818

(a)	The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table.
(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and

(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i)Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii)Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$6,161,791	$-	$349,858	$(146,220)	$-	$6,365,430

Non-PEO NEO Average Total Compensation Amount	$ 2,409,975	1,240,460	671,837	298,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,362,737	874,752	2,636,522	444,819
Adjustment to Non-PEO NEO Compensation Footnote

[3] Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Barbier who has served as our President and CEO during all years presented) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Barbier) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mssrs. Cook and Schoen, and Dr. Kupiec; (ii) for 2022, Mssrs. Cook and Schoen, and Drs. Friedmann and Kupiec; (iii) for 2021, Mr. Schoen and Drs. Friedmann and Kupiec; and (iv) for 2020, Mr. Schoen and Dr. Friedmann. Dr. Nadav Friedmann was a Director and our Chief Medical Officer who passed away in December 2022 following a brief journey with cancer.

[4] Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Barbier), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Barbier) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Barbier) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,409,975	$(1,969,975)	$1,922,737	$2,362,737

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i)Average Year End Fair Value of Equity Awards Granted in the Year	(ii)Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii)Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv)Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v)Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$1,969,975	$(145,655)	$136,056	$(37,639)	$-	$1,922,737

[5]  Total Shareholder Return: Cumulative TSR is calculated based upon a fixed investment of $100 on the last trading day of calendar 2019 through and including the last trading day of calendar 2023. Pursuant to applicable Securities and Exchange Commission rules, all values assume reinvestment of the full amount of all dividends, however no cash dividends have been declared on our Common Stock to date. The stockholder returns shown on the graph below are based on historical results and are not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

[6]  Peer Group Total Shareholder Return: Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology Index.

[7] Net Loss: The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

[8]  Company-Selected Measure: “Stock Price” means the closing price for one share of the Company’s Common Stock on the last trading day of the year. The Company has determined that Stock Price is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company as it is indicative of the stock market participants’ assessment of Company progress towards its goal of monetization of its product candidates. Thus, while difficult to assess for a clinical stage Company, Stock Price best links compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the four-year period presented in the table was 333%, while the cumulative TSR of the peer group presented for this purpose, the NASDAQ Biotechnology Index, was 19% over the four years presented in the table. The Company’s cumulative TSR consistently outperformed the NASDAQ Biotechnology Index during the four years presented in the table, representing the Company’s progress towards it goals as measured by market participants as compared to the companies comprising the NASDAQ Biotechnology Index peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

Tabular List, Table

Tabular list of Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. As a clinical stage Company, these performance measures are generally non-financial in nature. The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Stock Price (which is inherent in market capitalization goals under the Company’s 2020 Cash Incentive Plan);
●	Completion of enrollment of a major Phase 3 clinical program with two Special Protocol Assessments from FDA;
●	Announcement of positive top-line results in a one-year open-label safety study in Alzheimer’s patients;
●	Announcement of positive top-line results in a randomized, placebo-controlled withdrawal phase (previously referred to as the “Cognition Maintenance Study” or CMS) in Alzheimer’s patients;
●	Large-scale, clinical drug supply for Phase 3 and open-label studies; and
●	Conduct of an open-label safety study for completers of our Phase 3 clinical studies.

Total Shareholder Return Amount	$ 433	568	840	131
Peer Group Total Shareholder Return Amount	119	114	126	126
Net Income (Loss)	$ (97,217,000)	$ (76,246,000)	$ (32,385,000)	$ (6,334,000)
Company Selected Measure Amount	22.51	29.54	43.7	6.82
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price (which is inherent in market capitalization goals under the Company’s 2020 Cash Incentive Plan);
Measure:: 2
Pay vs Performance Disclosure
Name	Completion of enrollment of a major Phase 3 clinical program with two Special Protocol Assessments from FDA;
Measure:: 3
Pay vs Performance Disclosure
Name	Announcement of positive top-line results in a one-year open-label safety study in Alzheimer’s patients;
Measure:: 4
Pay vs Performance Disclosure
Name	Announcement of positive top-line results in a randomized, placebo-controlled withdrawal phase (previously referred to as the “Cognition Maintenance Study” or CMS) in Alzheimer’s patients;
Measure:: 5
Pay vs Performance Disclosure
Name	Large-scale, clinical drug supply for Phase 3 and open-label studies; and
Measure:: 6
Pay vs Performance Disclosure
Name	Conduct of an open-label safety study for completers of our Phase 3 clinical studies.
PEO Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,065,650)
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,365,430
PEO Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,161,791
PEO Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,858
PEO Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,220)
PEO Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,365,430
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,969,975)
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,922,737
NEO Average Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,969,975
NEO Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(145,655)
NEO Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,056
NEO Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,639)
NEO Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,922,737